Stock Based Compensation (Details) - Schedule of stock option activity under the Plan - Ambulnz, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-Based Compensation (Details) - Schedule of stock option activity under the Plan [Line Items]
Number of Shares Outstanding, Beginning	7,186
Weighted Average Exercise Price, Beginning	$ 1,190
Weighted Average Remaining Contractual Life in Years, Beginning	7 years		7 years 9 months 21 days
Aggregate Intrinssic Value, Beginning	$ 8,129,671	$ 8,129,671	$ 1,344,800	$ 1,344,800
Number of Shares Outstanding, Stock Options grants	1,394	1,605	2,050
Weighted Average Exercise Price, Stock Options grants	$ 5,043	$ 1,073	$ 1,023
Weighted Average Remaining Contractual Life in Years, Stock Options grants	10 years
Number of Shares Outstanding, Stock option forfeited	(793)
Weighted Average Exercise Price, Stock option forfeited	$ 1,704
Number of Shares Outstanding, Ending	7,787	7,186
Weighted Average Exercise Price, Ending	$ 1,496	$ 1,190
Weighted Average Remaining Contractual Life in Years, Ending	7 years
Aggregate Intrinssic Value, Ending	$ 38,121,110	$ 3,967,775
Number of Shares Outstanding, Vested or expected to vest	5,165
Weighted Average Exercise Price, Vested or expected to vest	$ 1,276
Weighted Average Remaining Contractual Life in Years, Vested or expected to vest	4 years
Aggregate Intrinssic Value, Vested or expected to vest	$ 26,626,986